Debt Obligations Debt Obligations (Sunoco Credit Facility) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Sunoco Logistics Revolving Credit Facility, due August 2016 [Member]
Revolving credit facility	$ 350
Sunoco Logistics Revolving Credit Facility, due August 2013 [Member]
Revolving credit facility	200
Sunoco Logistics [Member] | Sunoco Logistics Revolving Credit Facility, due April 2015 [Member]
Outstanding borrowings	20
Sunoco Logistics [Member] | Sunoco Logistics Revolving Credit Facility, due August 2016 [Member]
Outstanding borrowings	93
Sunoco Logistics [Member] | Sunoco Logistics Revolving Credit Facility, due August 2013 [Member]
Outstanding borrowings	$ 26